Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012
Cash based Board compensation	$ 8,500	$ 12,750	$ 29,750	$ 40,500	$ 59,618	$ 91,200
Stock based compensation expense related to stock options granted non employee	231,883	48,820	214,059	256,898	176,699	90,297
Sierchio Company LLP [Member]
Legal services	18,275	18,550	92,997	84,866	128,924	176,404
Accounts payable	6,000		6,000		38,013
Mr Fusaro
Consulting fees					$ 2,100	$ 13,300